Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Less: accumulated depreciation and impairment	$ (24,084)	$ (22,716)
Total property and equipment, net	31,017	33,541
Lab equipment
Property, Plant and Equipment
Property and equipment, gross	33,267	34,091
Office equipment
Property, Plant and Equipment
Property and equipment, gross	3,376	3,463
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	1,326	1,363
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	14,500	14,904
Assets under construction
Property, Plant and Equipment
Property and equipment, gross	$ 2,632	$ 2,436